Cover	Aug. 17, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2023
Entity File Number	001-39406
Entity Registrant Name	Tempo Automation Holdings, Inc.
Entity Central Index Key	0001813658
Entity Tax Identification Number	92-1138525
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2460 Alameda St.
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	320-1261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TMPO
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	TMPOW
Security Exchange Name	NASDAQ